As filed with the Securities and Exchange Commission on February 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

 803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS – As of December 31, 2009
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 82.2%
	BRAZIL - 20.9%
28,900	Banco do Brasil S.A.	$492,387
6,800	Cia de Saneamento de Minas Gerais – COPASA	129,704
14,400	Cia Vale do Rio Doce	357,162
38,200	Cosan S.A. Industria e Comercio*	560,991
15,925	Fibria Celulose S.A. ADR*	363,727
30,850	Petroleo Brasileiro S.A.	653,416
16,700	Porto Seguro S.A.	193,422
		2,750,809

	CHINA - 11.0%
318,000	China Rare Earth Holdings Ltd.*	64,362
472,500	Great Wall Motor Co., Ltd. - Class H	585,298
48,000	Minth Group Ltd.	70,456
1,834,000	Qingling Motors Co. - Class H	446,431
35,000	Weichai Power Co., Ltd. - Class H	280,681
		1,447,228

	EGYPT - 3.1%
131,000	El Ezz Steel Co.	410,130

	INDIA - 4.8%
37,800	Tata Motors Ltd. ADR	637,308

	INDONESIA - 1.9%
77,000	Indocement Tunggal Prakarsa Tbk P.T.	111,307
150,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	132,103
		243,410

	MEXICO - 9.3%
257,800	Cemex S.A.B. de C.V.*	306,073
42,500	Industrias Penoles S.A.B. de C.V.	914,755
		1,220,828

	RUSSIAN FEDERATION - 8.0%
21,600	Gazprom OAO ADR	545,445
2,200	LUKOIL Oil Co. ADR	124,668
43,550	Surgutneftegaz ADR	385,043
		1,055,156

	SOUTH KOREA - 12.3%
2,360	Honam Petrochemical Corp.*	207,516
4,680	Hyundai Motor Co.*	484,435
2,300	POSCO ADR	301,530
910	Samsung Electronics Co., Ltd.	624,014
		1,617,495

	TAIWAN - 7.6%
16,014	MediaTek, Inc.	278,236
126,629	Taiwan Semiconductor Manufacturing Co., Ltd.	255,217
867,000	United Microelectronics Corp.*	468,389
		1,001,842

	TURKEY - 3.3%
3,000	Tupras Turkiye Petrol Rafine	59,277

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS – As of December 31, 2009
(Unaudited)

Number of Shares		Value

88,860	Turkiye Is Bankasi - Class C	$373,668
		432,945

	TOTAL COMMON STOCKS
	(Cost $8,530,206)	10,817,151

	PREFERRED STOCKS - 2.2%
	BRAZIL - 2.2%
3,900	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	292,968

	TOTAL PREFERRED STOCKS
	(Cost $184,777)	292,968

Principal Amount		Value
	SHORT-TERM INVESTMENTS - 14.1%
	UNITED STATES - 14.1%
$1,857,730	UMB Money Market Fiduciary, 0.03%†	1,857,730

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,857,730)	1,857,730

	TOTAL INVESTMENTS - 98.5%
	(Cost $10,572,713)	12,967,849
	Other assets less liabilities - 1.5%	199,616

	TOTAL NET ASSETS -100.0%	$13,167,465

ADR - American Depository Receipt

* Non-income producing security.
†The rate is annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Victoria 1522 Fund
SUMMARY OF INVESTMENTS BY INDUSTRY – As of December 31, 2009
(Unaudited)

Industry	Percent of Net Assets
Integrated Oil	13.0%
Semiconductors	12.3%
Motor Vehicles	11.5%
Steel	8.1%
Trucks/Construction/Farm Machinery	7.0%
Other Metals/Minerals	6.9%
Agricultural Commodities/Milling	5.3%
Major Banks	3.7%
Construction Materials	3.2%
Regional Banks	2.8%
Pulp & Paper	2.8%
Food Retail	2.2%
Chemicals: Specialty	1.6%
Specialty Insurance	1.5%
Water Utilities	1.0%
Auto Parts: O.E.M.	0.5%
Industrial Specialties	0.5%
Oil Refining/Marketing	0.5%
Total Long-Term Investments	84.4%
Short-Term Investments	14.1%
Total Investments	98.5%
Other assets less liabilities	1.5%

Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
December 31, 2009

Note 1 – Organization:
Victoria 1522 Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on October 1, 2008, with two classes of shares, Advisor Class and Institutional Class.

Note 2 –Accounting Policies:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Derivatives and Hedging Activities Disclosure
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Derivatives and Hedging effective for financial statements issued for interim and annual periods beginning after November 15, 2008.  Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.

For the six months ended December 31, 2009, the Fund entered into 28 forward contracts resulting in a realized gain of $7,474.  At December 31, 2009, the Fund did not have any forward contracts outstanding.

Note 3 – Federal Income Tax Information:
At December 31, 2009, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$10,575,589

Unrealized appreciation	2,520,906
Unrealized depreciation	(128,365)
Net unrealized appreciation on investments and foreign currency translations	$2,392,541

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:
In September 2006, FASB issued Fair Value Measurements and Disclosures effective for financial statements issued for interim and annual periods beginning after November 15, 2007.  Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$-	$1,586,620	$-	$1,586,620
Consumer Staples	560,991	132,103	-	693,094
Energy	-	1,767,848	-	1,767,848
Financials	685,809	373,669	-	1,059,478
Industrials	637,308	280,681	-	917,989
Information Technology	-	1,625,857	-	1,625,857
Materials	1,886,085	1,150,476	-	3,036,561
Utilities	129,704	-	-	129,704
Preferred Stocks:
Consumer Staples	292,968	-	-	292,968
Short-Term Investments	1,857,730	-	-	1,857,730
Total Investments, at Value	$6,050,595	$6,917,254	$-	$12,967,849

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	2/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	2/26/10

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	2/26/10

* Print the name and title of each signing officer under his or her signature.